Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩) Number	Dec. 31, 2018 KRW (₩)
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	₩ 4,013
Number Of Legal Provisions | Number	0
Sales of handsets [member]
Commitments and contingencies [Line Items]
Accounts receivables - other	₩ 646,837
Legal proceedings provision [member]
Commitments and contingencies [Line Items]
Current provisions for legal claims and litigation	32,104	₩ 36,844
Non-current provisions for legal claims and litigation	18,018	₩ 57,310
Life and Security Holdings Co., Ltd. [member]
Commitments and contingencies [Line Items]
Shares pledged for long-term borrowings	₩ 1,900,000